Income Taxes Components of income (loss) before income taxes (Details) - USD ($) $ in Millions	2 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2014	Oct. 24, 2014	Dec. 31, 2016	Dec. 31, 2015
Components of operating income (loss) [Line Items]
(Loss) income before income taxes and losses from unconsolidated entities	$ (60)	$ 1,718	$ (146)	$ (72)
MPM Holdings Inc [Member] [Domain]
Components of operating income (loss) [Line Items]
Income (Loss) from Continuing Operations before Income Taxes, Domestic	(9)	1,983	(118)	(92)
Income (Loss) from Continuing Operations before Income Taxes, Foreign	(51)	(265)	(28)	20
(Loss) income before income taxes and losses from unconsolidated entities	(60)	1,718	(146)	(72)
MPM Inc [Member]
Components of operating income (loss) [Line Items]
Income (Loss) from Continuing Operations before Income Taxes, Domestic	(9)	1,983	(116)	(91)
Income (Loss) from Continuing Operations before Income Taxes, Foreign	(51)	(265)	(28)	20
(Loss) income before income taxes and losses from unconsolidated entities	$ (60)	$ 1,718	$ (144)	$ (71)